Quarterly Holdings Report
for

Fidelity® Equity Dividend Income Fund

August 31, 2019

EII-QTLY-1019
1.805774.115

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.4%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	580,080	$20,454
Verizon Communications, Inc.	2,414,800	140,445
		160,899
Entertainment - 1.8%
Cinemark Holdings, Inc.	1,115,900	42,583
The Walt Disney Co.	311,900	42,811
		85,394
Media - 5.3%
Comcast Corp. Class A	2,882,200	127,566
Informa PLC	2,561,701	27,119
Interpublic Group of Companies, Inc.	2,146,500	42,672
Omnicom Group, Inc.	756,100	57,509
		254,866

TOTAL COMMUNICATION SERVICES		501,159

CONSUMER DISCRETIONARY - 3.7%
Automobiles - 0.3%
Subaru Corp.	491,800	13,175
Hotels, Restaurants & Leisure - 1.4%
Six Flags Entertainment Corp.	543,100	32,135
Wyndham Destinations, Inc.	793,300	35,175
		67,310
Household Durables - 0.6%
Whirlpool Corp.	206,600	28,736
Multiline Retail - 0.3%
Nordstrom, Inc. (a)	556,900	16,133
Textiles, Apparel & Luxury Goods - 1.1%
Rattler Midstream LP	401,600	7,353
Tapestry, Inc.	2,224,500	45,936
		53,289

TOTAL CONSUMER DISCRETIONARY		178,643

CONSUMER STAPLES - 8.1%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	540,500	27,760
Food& Staples Retailing - 1.4%
Kroger Co.	2,207,600	52,276
Sysco Corp.	224,200	16,665
		68,941
Food Products - 1.8%
General Mills, Inc.	661,450	35,586
The J.M. Smucker Co.	462,000	48,584
		84,170
Household Products - 0.6%
Reckitt Benckiser Group PLC	391,800	30,620
Personal Products - 0.6%
Unilever NV (NY Reg.)	453,400	28,152
Tobacco - 3.1%
Altria Group, Inc.	622,700	27,237
British American Tobacco PLC sponsored ADR	2,747,600	96,441
Imperial Tobacco Group PLC	1,046,737	27,059
		150,737

TOTAL CONSUMER STAPLES		390,380

ENERGY - 9.8%
Oil, Gas & Consumable Fuels - 9.8%
BP PLC sponsored ADR	1,624,300	60,018
Chevron Corp.	1,472,470	173,340
Enterprise Products Partners LP	1,822,900	51,971
Exxon Mobil Corp.	549,900	37,657
Noble Midstream Partners LP	160,600	3,907
Suncor Energy, Inc.	596,500	17,446
Targa Resources Corp.	279,500	10,096
The Williams Companies, Inc.	2,883,200	68,044
Valero Energy Corp.	541,400	40,757
Viper Energy Partners LP	361,900	10,484
		473,720
FINANCIALS - 20.7%
Banks - 10.5%
Bank of America Corp.	3,570,700	98,230
Bank OZK	1,109,600	28,628
BB&T Corp.	1,284,600	61,211
First Hawaiian, Inc.	750,200	19,280
Huntington Bancshares, Inc.	3,632,600	48,132
JPMorgan Chase & Co.	197,022	21,645
PNC Financial Services Group, Inc.	535,400	69,029
Wells Fargo & Co.	3,391,108	157,924
		504,079
Capital Markets - 4.7%
Apollo Global Management LLC Class A	1,666,300	62,869
Goldman Sachs Group, Inc.	131,900	26,896
Lazard Ltd. Class A	1,038,700	35,669
Northern Trust Corp.	468,300	41,178
Raymond James Financial, Inc.	318,300	24,990
State Street Corp.	624,000	32,017
		223,619
Consumer Finance - 1.9%
Capital One Financial Corp.	724,900	62,791
Synchrony Financial	882,700	28,291
		91,082
Insurance - 2.7%
Chubb Ltd.	436,379	68,197
Principal Financial Group, Inc.	444,600	23,662
The Travelers Companies, Inc.	270,600	39,767
		131,626
Mortgage Real Estate Investment Trusts - 0.9%
AGNC Investment Corp.	1,173,300	17,447
Starwood Property Trust, Inc.	1,080,900	25,325
		42,772

TOTAL FINANCIALS		993,178

HEALTH CARE - 15.9%
Biotechnology - 2.5%
AbbVie, Inc.	992,100	65,221
Amgen, Inc.	271,200	56,578
		121,799
Health Care Equipment & Supplies - 0.8%
Becton, Dickinson & Co.	142,700	36,234
Health Care Providers & Services - 6.0%
AmerisourceBergen Corp.	277,500	22,830
Anthem, Inc.	104,300	27,277
CVS Health Corp.	935,826	57,011
McKesson Corp.	295,100	40,803
Quest Diagnostics, Inc.	282,800	28,950
UnitedHealth Group, Inc.	475,800	111,337
		288,208
Pharmaceuticals - 6.6%
Bristol-Myers Squibb Co. (a)	2,313,800	111,224
GlaxoSmithKline PLC	1,062,875	22,150
Johnson & Johnson	571,066	73,302
Roche Holding AG (participation certificate)	185,687	50,741
Sanofi SA sponsored ADR	1,419,900	60,985
		318,402

TOTAL HEALTH CARE		764,643

INDUSTRIALS - 9.0%
Aerospace & Defense - 5.2%
General Dynamics Corp.	682,200	130,484
United Technologies Corp.	923,130	120,228
		250,712
Electrical Equipment - 0.5%
Regal Beloit Corp.	330,700	23,447
Industrial Conglomerates - 1.0%
General Electric Co.	5,847,197	48,239
Machinery - 1.0%
Allison Transmission Holdings, Inc.	285,900	12,703
Stanley Black & Decker, Inc.	262,600	34,889
		47,592
Professional Services - 0.7%
Intertrust NV (b)	1,623,500	33,670
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (c)	314,400	12,233
MSC Industrial Direct Co., Inc. Class A	274,900	18,589
		30,822

TOTAL INDUSTRIALS		434,482

INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 0.3%
Cisco Systems, Inc.	309,100	14,469
IT Services - 4.3%
Amdocs Ltd.	1,306,100	84,557
Capgemini SA	480,600	57,653
Cognizant Technology Solutions Corp. Class A	381,300	23,408
DXC Technology Co.	667,400	22,171
Sabre Corp.	898,900	21,250
		209,039
Semiconductors & Semiconductor Equipment - 0.5%
Qualcomm, Inc.	283,851	22,075
Software - 1.0%
Citrix Systems, Inc.	205,300	19,089
Microsoft Corp.	217,726	30,016
		49,105
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	57,700	12,044

TOTAL INFORMATION TECHNOLOGY		306,732

MATERIALS - 2.7%
Chemicals - 1.2%
DowDuPont, Inc.	532,599	36,179
Westlake Chemical Corp.	406,600	23,823
		60,002
Containers & Packaging - 1.5%
Graphic Packaging Holding Co.	2,901,300	40,067
WestRock Co.	887,131	30,322
		70,389

TOTAL MATERIALS		130,391

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Brandywine Realty Trust (SBI)	2,181,600	31,306
Corporate Office Properties Trust (SBI)	865,600	25,007
Potlatch Corp.	919,500	35,382
Ryman Hospitality Properties, Inc.	146,700	11,686
SL Green Realty Corp.	433,200	34,751
		138,132
UTILITIES - 6.7%
Electric Utilities - 4.4%
Duke Energy Corp.	856,700	79,450
Exelon Corp.	1,941,800	91,769
PPL Corp.	1,373,300	40,581
		211,800
Independent Power and Renewable Electricity Producers - 0.6%
NRG Yield, Inc. Class C	1,483,300	26,254
Multi-Utilities - 1.7%
CenterPoint Energy, Inc.	2,967,800	82,178

TOTAL UTILITIES		320,232

TOTAL COMMON STOCKS
(Cost $4,408,497)		4,631,692

Money Market Funds - 5.2%
Fidelity Cash Central Fund 2.13% (d)	163,909,148	163,942
Fidelity Securities Lending Cash Central Fund 2.13% (d)(e)	86,714,341	86,723
TOTAL MONEY MARKET FUNDS
(Cost $250,665)		250,665
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $4,659,162)		4,882,357
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(74,192)
NET ASSETS - 100%		$4,808,165

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,670,000 or 0.7% of net assets.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,209
Fidelity Securities Lending Cash Central Fund	15
Total	$2,224

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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